Business Segment Information (Reconciliation of Total Net Business Profits under Internal Management Reporting Systems to Income Before Income Tax Expense on Consolidated Statements of Income) (Detail) - JPY (¥)
¥ in Millions
	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits	¥ 241,600	¥ 403,200
U.S. GAAP adjustments	95,700	14,800
(Provision) credit for loan losses	117,962	(569)
Net gains (losses) related to equity investments	100,900	64,500
Non-recurring personnel expense	(3,600)	(4,700)
Gains on disposal of premises and equipment	4,567	3,486
(Provision) credit for losses on off-balance-sheet instruments	4,191	7,895
Others-net	(48,500)	(31,300)
Income before income tax expense	¥ 512,863	¥ 457,273